American Funds Target Date Retirement Series 333 South Hope Street Los Angeles, California 90071-1406 (213) 486-9200

October 18, 2013

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U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	American Funds Target Date Retirement Series
File No. 333-138648 and No. 811-21981

Dear Sir or Madam:

Enclosed is Form N-1A (Post-Effective Amendment No. 13 to the Registration Statement under the Securities Act of 1933 and Amendment No. 15 to the Registration Statement under the Investment Company Act of 1940) of the above-named investment company. This registration statement contains amendments reflecting disclosure pertaining to new share classes to be offered by the company. As a result of the new share class disclosure, this filing is being made pursuant to rule 485(a), and we propose that it become effective on January 1, 2014.

If you have any questions, please contact me at (213) 615-0108.

Sincerely,

/s/ Katherine H. Newhall

Katherine H. Newhall

Enclosure